Employee Stock Ownership Plan - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Age shares	Dec. 31, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Noncontributory employee stock ownership plan, service period eligibility	12 months
Noncontributory employee stock ownership plan, age eligibility | Age	21
Allocations, as a percentage of eligible participant compensation	25.00%
Participant accounts vested after two years	30.00%
Participant accounts vested after three years	40.00%
Participant accounts vested each year, from fourth year till 100% vested	20.00%
Participant accounts, total vested	100.00%
Allocated shares | shares	122,522
Contributions to the plan	$ 50,000	$ 3,000
Dividends on the company's stock held by the ESOP	$ 0	$ 0